STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

August 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.8%
Automobiles & Components - .3%
Fox Factory Holding Corp.	2,295	[a]	254,309
Standard Motor Products, Inc.	1,800		66,654
Visteon Corp.	3,445	[a]	479,785
			800,748
Banks - 9.2%
1st Source Corp.	11,700		522,873
Ameris Bancorp	1,800		73,350
Banc of California, Inc.	8,705		109,074
BankUnited, Inc.	19,290		506,362
Cathay General Bancorp	5,600		199,528
Columbia Banking System, Inc.	35,220		721,306
Customers Bancorp, Inc.	18,200	[a]	639,549
First Busey Corp.	4,600		92,920
First Financial Bancorp	18,000		374,040
First Merchants Corp.	9,900		295,416
Glacier Bancorp, Inc.	30,354		916,994
Hancock Whitney Corp.	35,137		1,449,401
Heartland Financial USA, Inc.	32,560		997,638
Hilltop Holdings, Inc.	15,200		461,928
Hope Bancorp, Inc.	28,200		272,694
Huntington Bancshares, Inc.	46,226		512,646
Independent Bank Corp.	13,350		721,167
OFG Bancorp	11,300		340,808
Old National Bancorp	78,793		1,202,381
Park National Corp.	800		81,408
Pathward Financial, Inc.	6,465		318,531
Pinnacle Financial Partners, Inc.	22,334		1,486,551
Preferred Bank	4,700		291,917
Premier Financial Corp.	5,800		109,272
Republic Bancorp, Inc., Cl. A	4,200		186,648
Sandy Spring Bancorp, Inc.	24,600		547,104
Seacoast Banking Corp. of Florida	64,370		1,519,776
SouthState Corp.	18,561		1,341,960
Texas Capital Bancshares, Inc.	45,807	[a]	2,860,189
The Bank of NT Butterfield & Son Ltd.	33,300		969,696
Towne Bank	14,900		351,640
Wintrust Financial Corp.	29,758		2,309,518
			22,784,285

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Capital Goods - 11.7%
AAON, Inc.	2,620		165,217
AerCap Holdings NV	14,049	[a]	864,294
Albany International Corp., Cl. A	4,955		459,428
Arcosa, Inc.	4,842		378,741
Astec Industries, Inc.	18,365		1,006,769
Atkore, Inc.	1,875	[a]	288,694
Babcock & Wilcox Enterprises, Inc.	80,162	[a]	420,850
Bloom Energy Corp., Cl. A	16,170	[a]	242,388
BlueLinx Holdings, Inc.	11,400	[a]	1,017,564
BWX Technologies, Inc.	10,330		761,941
Chart Industries, Inc.	3,385	[a]	611,263
Comfort Systems USA, Inc.	1,750		322,998
Douglas Dynamics, Inc.	16,678		504,843
Enerpac Tool Group Corp.	54,436		1,426,224
Franklin Electric Co., Inc.	2,535		245,160
Global Industrial Co.	13,800		466,992
GrafTech International Ltd.	168,900		597,906
Granite Construction, Inc.	34,934		1,442,425
H&E Equipment Services, Inc.	5,920		268,294
Herc Holdings, Inc.	11,328		1,474,226
Hexcel Corp.	25,626		1,878,386
Hillenbrand, Inc.	36,294		1,758,081
Leonardo DRS, Inc.	20,600	[a]	352,672
Lindsay Corp.	3,944		489,450
Markforged Holding Corp.	34,553	[a]	45,264
Mercury Systems, Inc.	6,871	[a]	269,687
NEXTracker, Inc., Cl. A	4,170	[a]	175,640
Park Aerospace Corp.	94,401		1,286,686
Parsons Corp.	33,698	[a]	1,921,460
Powell Industries, Inc.	25,336		2,127,464
Resideo Technologies, Inc.	45,647	[a]	769,608
Rush Enterprises, Inc., Cl. A	13,950		577,669
Shoals Technologies Group, Inc., Cl. A	6,945	[a]	136,678
Simpson Manufacturing Co., Inc.	2,660		424,962
SPX Technologies, Inc.	21,059	[a]	1,664,082
Textainer Group Holdings Ltd.	24,700		978,861
The AZEK Company, Inc.	14,135	[a]	480,731
Twin Disc, Inc.	7,260	[a]	104,907
Valmont Industries, Inc.	749		189,872
Vicor Corp.	5,586	[a]	378,563
			28,976,940
Commercial & Professional Services - 5.2%
CACI International, Inc., Cl. A	2,235	[a]	733,102
Clean Harbors, Inc.	6,818	[a]	1,154,560

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Commercial & Professional Services - 5.2% (continued)
Conduent, Inc.	154,829	[a]	486,163
CoreCivic, Inc.	62,009	[a]	667,217
Enviri Corp.	35,662	[a]	265,682
Healthcare Services Group, Inc.	92,161		1,064,460
ICF International, Inc.	5,315		717,844
KBR, Inc.	19,939		1,226,647
MSA Safety, Inc.	11,004		2,010,211
Openlane, Inc.	34,801	[a]	543,244
Stericycle, Inc.	26,355	[a]	1,165,154
The Brink's Company	27,746		2,103,424
The GEO Group, Inc.	55,300	[a]	400,372
TTEC Holdings, Inc.	12,400		369,024
			12,907,104
Consumer Discretionary Distribution - 2.4%
Asbury Automotive Group, Inc.	7,817	[a]	1,797,910
Caleres, Inc.	10,181		291,889
Chico's FAS, Inc.	31,217	[a]	160,143
Dillard's, Inc., Cl. A	2,500		862,800
Haverty Furniture Cos., Inc.	5,000		156,500
Monro, Inc.	25,018		819,089
Shoe Carnival, Inc.	5,600		129,528
Sonic Automotive, Inc., Cl. A	6,400		341,248
The Buckle, Inc.	17,900		654,066
The Children's Place, Inc.	4,755	[a]	126,055
The ODP Corp.	9,933	[a]	489,896
			5,829,124
Consumer Durables & Apparel - 3.7%
Beazer Homes USA, Inc.	20,000	[a]	586,200
Carter's, Inc.	27,165		1,944,199
Century Communities, Inc.	13,000		965,250
Dream Finders Homes, Inc., Cl. A	13,500	[a]	389,070
Helen of Troy Ltd.	3,565	[a]	438,210
Johnson Outdoors, Inc., Cl. A	2,200		123,002
La-Z-Boy, Inc.	12,500		385,625
M.D.C. Holdings, Inc.	2,821		133,856
M/I Homes, Inc.	9,700	[a]	952,346
Meritage Homes Corp.	1,450		201,608
Smith & Wesson Brands, Inc.	40,500		475,470
Sturm Ruger & Co., Inc.	4,500		232,110
Tempur Sealy International, Inc.	10,387		485,281
TopBuild Corp.	3,967	[a]	1,150,747
Under Armour, Inc., Cl. C	19,663	[a]	135,478
VF Corp.	15,540		307,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Consumer Durables & Apparel - 3.7% (continued)
Vista Outdoor, Inc.	11,200	[a]	327,600
			9,233,122
Consumer Services - 2.8%
Boyd Gaming Corp.	16,682		1,115,525
Graham Holdings Co., Cl. B	400		234,532
Hilton Grand Vacations, Inc.	14,860	[a]	649,679
International Game Technology PLC	42,355		1,356,207
Marriott Vacations Worldwide Corp.	10,258		1,114,942
OneSpaWorld Holdings Ltd.	87,452	[a]	1,000,451
Perdoceo Education Corp.	63,200		1,047,224
SeaWorld Entertainment, Inc.	6,351	[a]	309,294
			6,827,854
Consumer Staples Distribution - .5%
Ingles Markets, Inc., Cl. A	12,100		945,373
Weis Markets, Inc.	5,000		324,350
			1,269,723
Energy - 7.9%
Cactus, Inc., Cl. A	40,043		2,135,894
Callon Petroleum Co.	46,527	[a]	1,825,254
Centrus Energy Corp., Cl. A	9,400	[a]	446,124
ChampionX Corp.	24,841		896,512
Chord Energy Corp.	3,445		556,367
CNX Resources Corp.	20,026	[a]	447,581
Comstock Resources, Inc.	160,831		1,971,788
Crescent Energy Co., Cl. A	13,000		177,190
Devon Energy Corp.	17,446		891,316
Diamond Offshore Drilling, Inc.	28,875	[a]	429,371
Dril-Quip, Inc.	71,067	[a]	1,960,028
Earthstone Energy, Inc., Cl. A	20,300	[a]	413,714
FLEX LNG Ltd.	21,500		651,020
Helmerich & Payne, Inc.	9,785		391,302
HighPeak Energy, Inc.	38,800		571,524
ION Geophysical Corp.	12,608	[a,b]	0
Oil States International, Inc.	30,307	[a]	237,607
Patterson-UTI Energy, Inc.	20,832		294,564
PBF Energy, Inc., Cl. A	22,600		1,059,714
Peabody Energy Corp.	16,100		347,438
Permian Resources Corp.	42,225		598,750
ProFrac Holding Corp., Cl. A	10,500	[a]	115,500
REX American Resources Corp.	4,900	[a]	193,501
Riley Exploration Permian, Inc.	7,000		234,430
Scorpio Tankers, Inc.	4,955		250,277
SM Energy Co.	34,071		1,441,544
TechnipFMC PLC	37,637		716,608

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Energy - 7.9% (continued)
TETRA Technologies, Inc.	64,550	[a]	354,380
			19,609,298
Equity Real Estate Investment - 4.3%
Alexander's, Inc.	1,400	[c]	268,450
Armada Hoffler Properties, Inc.	11,400	[c]	129,846
Brandywine Realty Trust	35,640	[c]	178,200
Chatham Lodging Trust	13,178	[c]	128,881
Corporate Office Properties Trust	65,191	[c]	1,687,143
Farmland Partners, Inc.	66,229	[c]	735,142
Independence Realty Trust, Inc.	18,365	[c]	309,083
Lamar Advertising Co., Cl. A	5,519	[c]	503,443
Physicians Realty Trust	106,778	[c]	1,485,282
Piedmont Office Realty Trust, Inc., Cl. A	36,400	[c]	250,068
Potlatchdeltic Corp.	37,529	[c]	1,773,621
RLJ Lodging Trust	13,066	[c]	130,529
SL Green Realty Corp.	9,605	[c]	377,092
STAG Industrial, Inc.	54,456	[c]	1,989,278
Terreno Realty Corp.	12,200	[c]	742,858
Universal Health Realty Income Trust	1,600	[c]	74,608
			10,763,524
Financial Services - 6.3%
Artisan Partners Asset Management Inc., Cl. A	63,280		2,431,218
Atlanticus Holdings Corp.	2,500	[a]	87,250
Bread Financial Holdings, Inc.	30,577		1,149,084
Brightsphere Investment Group, Inc.	12,700		263,017
Cannae Holdings, Inc.	7,030	[a]	137,999
Claros Mortgage Trust, Inc.	8,400		95,676
Cohen & Steers, Inc.	6,765		440,943
Enact Holdings, Inc.	22,900		656,314
Enova International, Inc.	18,800	[a]	948,460
Essent Group Ltd.	20,200		1,014,444
Evercore, Inc., Cl. A	15,136		2,119,796
Federal Agricultural Mortgage Corp., Cl. C	2,350		395,552
Jackson Financial, Inc., Cl. A	21,000		789,600
KKR Real Estate Finance Trust, Inc.	5,400	[c]	67,554
Merchants Bancorp	20,900		609,653
Mr Cooper Group	5,600	[a]	317,296
Nelnet, Inc., Cl. A	10,000		918,500
NMI Holdings, Inc., Cl. A	13,190	[a]	377,498
Pennymac Financial Services, Inc.	1,200		86,124
Stifel Financial Corp.	21,416		1,392,468
Victory Capital Holdings Inc., Cl. A	29,400		1,011,948

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Financial Services - 6.3% (continued)
Walker & Dunlop, Inc.	3,505		299,117
			15,609,511
Food, Beverage & Tobacco - 2.3%
Darling Ingredients, Inc.	25,448	[a]	1,571,668
National Beverage Corp.	18,500	[a]	949,235
Seneca Foods Corp., Cl. A	5,200	[a]	250,952
The Hain Celestial Group, Inc.	27,597	[a]	292,252
The Simply Good Foods Company	16,010	[a]	577,641
TreeHouse Foods, Inc.	44,223	[a]	2,057,254
			5,699,002
Health Care Equipment & Services - 6.1%
Acadia Healthcare Co., Inc.	15,000	[a]	1,156,500
Accuray, Inc.	72,062	[a]	205,377
AngioDynamics, Inc.	41,877	[a]	336,272
AtriCure, Inc.	8,684	[a]	392,083
Avanos Medical, Inc.	70,652	[a]	1,486,518
Cytosorbents Corp.	18,891	[a]	48,739
Embecta Corp.	22,300		408,759
Enovis Corp.	25,413	[a]	1,424,145
Haemonetics Corp.	23,120	[a]	2,074,557
HealthEquity, Inc.	1,810	[a]	122,266
HealthStream, Inc.	57,785		1,215,219
Integer Holdings Corp.	19,042	[a]	1,624,473
Integra LifeSciences Holdings Corp.	4,890	[a]	208,021
Lantheus Holdings, Inc.	2,475	[a]	169,389
Merit Medical Systems, Inc.	14,007	[a]	914,377
Molina Healthcare, Inc.	2,530	[a]	784,604
National HealthCare Corp.	9,600		633,120
Option Care Health, Inc.	13,050	[a]	454,531
OraSure Technologies, Inc.	34,889	[a]	225,383
Patterson Cos., Inc.	13,504		405,660
SI-BONE, Inc.	12,265	[a]	280,623
TransMedics Group, Inc.	1,570	[a]	103,039
Varex Imaging Corp.	12,097	[a]	237,948
Zimvie, Inc.	15,217	[a]	179,561
			15,091,164
Household & Personal Products - 2.3%
BellRing Brands, Inc.	9,485	[a]	393,628
Oil-Dri Corp. of America	19,731		1,329,869
Reynolds Consumer Products, Inc.	13,797		376,520
Spectrum Brands Holdings, Inc.	35,536		2,955,529
USANA Health Sciences, Inc.	11,500	[a]	739,335
			5,794,881

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Insurance - 2.6%
American Equity Investment Life Holding Co.	18,600		998,448
CNO Financial Group, Inc.	11,300		264,420
Genworth Financial, Inc., Cl. A	26,500	[a]	153,435
Kinsale Capital Group, Inc.	2,235		890,938
Selective Insurance Group, Inc.	13,664		1,355,605
Stewart Information Services Corp.	11,390		527,585
The Hanover Insurance Group, Inc.	21,456		2,289,784
			6,480,215
Materials - 6.6%
American Vanguard Corp.	67,060		926,769
Arch Resources, Inc.	900		117,540
ATI, Inc.	45,955	[a]	2,083,141
Avery Dennison Corp.	5,578		1,050,784
Avient Corp.	41,142		1,650,206
Balchem Corp.	2,600		365,300
Cleveland-Cliffs, Inc.	47,318	[a]	723,492
Crown Holdings, Inc.	11,532		1,068,555
Element Solutions, Inc.	17,700		364,974
Greif, Inc., Cl. A	14,100		1,023,519
Knife River Corp.	6,825	[a]	351,215
Kronos Worldwide, Inc.	32,200		270,480
Livent Corp.	8,455	[a]	181,529
Royal Gold, Inc.	11,329		1,269,868
Ryerson Holding Corp.	24,300		756,702
Schnitzer Steel Industries, Inc., Cl. A	37,977		1,260,836
Sensient Technologies Corp.	15,070		928,463
Summit Materials Inc., Cl. A	15,103	[a]	565,003
Sylvamo Corp.	7,100		296,567
Worthington Industries, Inc.	13,200		993,564
			16,248,507
Media & Entertainment - 2.2%
AMC Networks, Inc., Cl. A	37,000	[a]	430,680
Criteo SA, ADR	39,914	[a]	1,177,263
Gray Television, Inc.	178,285		1,436,977
Lions Gate Entertainment Corp., Cl. B	73,784	[a]	549,691
Madison Square Garden Entertainment Corp.	38,064	[a]	1,221,474
TEGNA, Inc.	30,565		505,239
The E.W. Scripps Company, Cl. A	14,000	[a]	106,960
			5,428,284
Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
ACELYRIN, Inc.	4,770	[a]	120,824
Alkermes PLC	1,750	[a]	51,083

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 3.5% (continued)
Amneal Pharmaceuticals, Inc.	47,498	[a]	194,267
Arrowhead Pharmaceuticals, Inc.	4,045	[a]	111,804
Axsome Therapeutics, Inc.	5,015	[a]	405,212
Bridgebio Pharma, Inc.	14,015	[a]	419,189
Catalyst Pharmaceuticals, Inc.	19,510	[a]	273,920
Charles River Laboratories International, Inc.	2,448	[a]	506,295
CymaBay Therapeutics, Inc.	27,850	[a]	382,938
Cytokinetics, Inc.	8,455	[a]	295,418
ImmunoGen, Inc.	20,295	[a]	321,473
Innoviva, Inc.	78,300	[a]	998,325
Madrigal Pharmaceuticals, Inc.	785	[a]	141,300
Medpace Holdings, Inc.	4,133	[a]	1,117,026
MoonLake Immunotherapeutics	1,810	[a]	104,202
Morphic Holding, Inc.	2,295	[a]	126,409
Phibro Animal Health Corp., Cl. A	76,616		1,068,793
Point Biopharma Global, Inc.	10,815	[a]	86,087
Protagonist Therapeutics, Inc.	4,955	[a]	98,208
Prothena Corp. PLC	2,780	[a]	146,840
Replimune Group, Inc.	5,375	[a]	109,758
Standard Biotools, Inc.	64,592	[a]	193,776
Vaxcyte, Inc.	9,120	[a]	473,510
Ventyx Biosciences, Inc.	2,720	[a]	91,120
Verona Pharma PLC, ADR	24,405	[a]	474,189
Viking Therapeutics, Inc.	13,650	[a]	188,507
Viridian Therapeutics, Inc.	4,290	[a]	77,949
			8,578,422
Real Estate Management & Development - .6%
Forestar Group, Inc.	23,125	[a]	659,294
Newmark Group, Inc., Cl. A	121,700		862,853
			1,522,147
Semiconductors & Semiconductor Equipment - 3.6%
Amkor Technology, Inc.	14,300		399,828
CEVA, Inc.	8,789	[a]	204,081
Credo Technology Group Holding Ltd.	3,320	[a]	54,647
Diodes, Inc.	17,821	[a]	1,458,649
MACOM Technology Solutions Holdings, Inc.	18,520	[a]	1,566,051
MKS Instruments, Inc.	13,909		1,394,099
Onto Innovation, Inc.	3,505	[a]	487,125
Power Integrations, Inc.	1,630		136,953
Rambus, Inc.	27,897	[a]	1,575,344
Semtech Corp.	5,229	[a]	136,738

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Semiconductors & Semiconductor Equipment - 3.6% (continued)
Silicon Laboratories, Inc.	1,270	[a]	171,272
Synaptics, Inc.	1,630	[a]	142,690
Veeco Instruments, Inc.	38,029	[a]	1,110,067
			8,837,544
Software & Services - 2.2%
Adeia, Inc.	36,396		366,144
Box, Inc., Cl. A	10,556	[a]	279,523
Cognyte Software Ltd.	58,397	[a]	279,722
Kyndryl Holdings, Inc.	53,040	[a]	895,315
OneSpan, Inc.	18,538	[a]	227,091
Qualys, Inc.	1,210	[a]	188,337
SPS Commerce, Inc.	4,110	[a]	764,994
Unisys Corp.	64,184	[a]	258,662
Varonis Systems, Inc.	17,854	[a]	570,078
Verint Systems, Inc.	15,142	[a]	490,449
Wix.com Ltd.	3,981	[a]	393,203
Workiva, Inc.	4,230	[a]	473,125
Xperi, Inc.	29,307	[a]	345,823
			5,532,466
Technology Hardware & Equipment - 5.3%
Advanced Energy Industries, Inc.	1,025		121,022
Belden, Inc.	17,718		1,663,720
Ciena Corp.	20,498	[a]	1,024,490
Coherent Corp.	33,117	[a]	1,246,193
EMCORE Corp.	27,191	[a]	16,315
ePlus, Inc.	6,800	[a]	451,384
Extreme Networks, Inc.	6,585	[a]	180,758
Infinera Corp.	31,357	[a]	146,751
Innoviz Technologies Ltd.	52,573	[a]	120,392
Itron, Inc.	8,874	[a]	607,070
Knowles Corp.	58,894	[a]	944,071
Methode Electronics, Inc.	30,354		978,916
nLight, Inc.	11,825	[a]	134,923
Novanta, Inc.	2,475	[a]	413,275
OSI Systems, Inc.	4,150	[a]	565,852
PC Connection, Inc.	16,400		871,168
Quantum Corp.	345,956	[a]	214,493
Radware Ltd.	12,170	[a]	210,298
Ribbon Communications, Inc.	165,004	[a]	488,412
Rogers Corp.	3,260	[a]	471,103
Stratasys Ltd.	44,943	[a]	660,662
Super Micro Computer, Inc.	1,027	[a]	282,507
Teledyne Technologies, Inc.	913	[a]	381,908

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description			Shares		Value ($)
Common Stocks - 96.8% (continued)
Technology Hardware & Equipment - 5.3% (continued)
Viasat, Inc.			22,173	[a]	615,079
Viavi Solutions, Inc.			35,764	[a]	373,734
					13,184,496
Telecommunication Services - .5%
ATN International, Inc.			27,594		989,797
EchoStar Corp., Cl. A			7,300	[a]	126,874
					1,116,671
Transportation - 2.2%
ArcBest Corp.			3,985		420,776
Costamare, Inc.			95,800		987,698
Golden Ocean Group Ltd.			68,000		497,080
Heartland Express, Inc.			63,859		963,632
Matson, Inc.			4,700		413,036
Universal Logistics Holdings, Inc.			18,600		504,432
XPO, Inc.			23,467	[a]	1,751,342
					5,537,996
Utilities - 2.5%
ALLETE, Inc.			6,465		354,929
Ormat Technologies, Inc.			12,052		915,229
Portland General Electric Co.			35,204		1,544,048
Southwest Gas Holdings, Inc.			38,873		2,407,405
Vistra Corp.			27,718		870,900
					6,092,511
Total Common Stocks (cost $202,060,611)					239,755,539

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Russell 2000 ETF (cost $1,327,599)			7,112		1,341,394

Escrow Bonds - .0%
Energy - .0%
Ion Geophysical Escrow Bond (cost $24,682)	8.00	12/15/2025	48,000	[b]	0
		1-Day Yield (%)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,110,370)		5.41	3,110,370	[d]	3,110,370
Total Investments (cost $206,523,262)			98.6%		244,207,303
Cash and Receivables (Net)			1.4%		3,522,557

Net Assets	100.0%	247,729,860

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b The fund held Level 3 securities at August 31, 2023. These securities were valued at $0 or .0% of net assets.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of August 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	239,755,539	-	-	239,755,539
Exchange-Traded Funds	1,341,394	-	-	1,341,394
Investment Companies	3,110,370	-	-	3,110,370

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members ( “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2023, accumulated net unrealized appreciation on investments was $37,684,041, consisting of $52,065,635 gross unrealized appreciation and $14,381,594 gross unrealized depreciation.

At August 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.